Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares issued [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Beginning balance (Shares) at Mar. 31, 2024	106,080,151
Beginning balance at Mar. 31, 2024	$ 0	$ 523,949	$ 6,329	$ (270,866)	$ 259,412
Share-based compensation		489			489
Shares offering (Shares)	11,166,160
Shares offering		31,903			31,903
Vesting of restricted stock units (Shares)	39,150
Issuance costs		(2)			(2)
Reclassification of special warrants		(5,112)			(5,112)
Reclassification of derivative loan component		120			120
Net Income (Loss)				(18,288)	(18,288)
Translation adjustment			37		37
Ending balance (Shares) at Jun. 30, 2024	117,285,461
Ending balance at Jun. 30, 2024	$ 0	551,347	6,366	(289,154)	268,559
Beginning balance (Shares) at Mar. 31, 2024	106,080,151
Beginning balance at Mar. 31, 2024	$ 0	523,949	6,329	(270,866)	259,412
Ending balance (Shares) at Mar. 31, 2025	165,615,186
Ending balance at Mar. 31, 2025	$ 0	716,708	6,291	(273,862)	449,137
Share-based compensation		5,750			5,750
Shares offering (Shares)	38,109,822
Shares offering		68,169			$ 68,169
Exercise of stock options (Shares)	600,000				600,000
Exercise of stock options		738			$ 738
Issuance costs		(145)			(145)
Net Income (Loss)				35,016	35,016
Translation adjustment			1,856		1,856
Ending balance (Shares) at Jun. 30, 2025	204,325,008
Ending balance at Jun. 30, 2025	$ 0	$ 791,220	$ 8,147	$ (238,846)	$ 560,521